Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.2%
	ARGENTINA — 0.1%
200	Banco Macro S.A. - ADR	$13,856
1,900	Transportadora de Gas del Sur S.A. - ADR	29,659
		43,515
	BRAZIL — 6.5%
18,720	Banco Bradesco S.A.	152,599
6,200	Banco do Brasil S.A.	79,961
26,700	Banco Santander Brasil S.A. - ADR	301,176
22,000	Banestes S.A. Banco do Estado do Espirito Santo	34,242
9,000	CCR S.A.	35,256
4,000	Centrais Eletricas Brasileiras S.A.	41,285
6,400	Cia Siderurgica Nacional S.A.	27,720
2,400	Cosan S.A.	31,997
3,600	Iochpe Maxion S.A.	20,592
4,500	IRB Brasil Resseguros S/A	112,017
67,800	JBS S.A.	442,359
4,500	JSL S.A.	20,045
9,400	Petroleo Brasileiro S.A. - ADR	141,470
19,600	Qualicorp Consultoria e Corretora de Seguros S.A.	114,116
2,047	Restoque Comercio e Confeccoes de Roupas S.A.	11,049
6,200	Telefonica Brasil S.A. - ADR	84,568
16,500	Tupy S.A.	83,054
33,974	Vale S.A. - ADR	441,322
		2,174,828
	CHILE — 1.0%
87,831	AES Gener S.A.	22,019
5,846	AntarChile S.A.	64,346
106,864	Blumar S.A.	52,368
3,052	CAP S.A.	31,299
116,663	Colbun S.A.	21,907
8,221	Enel Americas S.A. - ADR	67,823
386,724	Enel Chile S.A.	35,052
7	Enel Chile S.A. - ADR	32
10,046	Engie Energia Chile S.A.	17,694
31,737	Multiexport Foods S.A.	16,219
179,854	Sociedad Matriz SAAM S.A.	16,350
		345,109

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA — 31.2%
184,000	361 Degrees International Ltd.	$33,050
24,000	Air China Ltd. - Class H	23,307
186,000	Ajisen China Holdings Ltd.	80,072
6,800	Alibaba Group Holding Ltd. - ADR*	1,177,148
13,500	Anhui Conch Cement Co., Ltd. - Class H	77,952
24,000	Anhui Expressway Co., Ltd. - Class H	14,581
146,000	APT Satellite Holdings Ltd.	56,897
115,000	Bank of Chongqing Co., Ltd. - Class H	67,147
216,000	Bank of Communications Co., Ltd. - Class H	157,151
45,295	Bank of Nanjing Co., Ltd. - Class A	54,226
390,000	CGN New Energy Holdings Co., Ltd.	49,999
130,000	China Aoyuan Group Ltd.	173,886
640,000	China CITIC Bank Corp. Ltd. - Class H	354,583
169,000	China Construction Bank Corp. - Class H	129,745
839,000	China Datang Corp. Renewable Power Co., Ltd. - Class H	81,026
749,000	China Everbright Bank Co., Ltd. - Class H	336,840
62,000	China Everbright Ltd.	81,900
34,000	China Evergrande Group	89,762
3,800	China Fortune Land Development Co., Ltd. - Class A	15,999
27,000	China Hongqiao Group Ltd.	19,730
56,000	China Jinmao Holdings Group Ltd.	36,081
37,000	China Lesso Group Holdings Ltd.	34,186
24	China Literature Ltd.*,1	96
68,000	China Lumena New Materials Corp.*,2,3	-
52,000	China Machinery Engineering Corp. - Class H	22,222
152,000	China Medical System Holdings Ltd.	144,992
6,000	China Metal Recycling Holdings Ltd.*,2,3	-
178,000	China Minsheng Banking Corp. Ltd. - Class H	122,607
63,000	China Mobile Ltd.	535,773
18,000	China Railway Construction Corp. Ltd. - Class H	20,797
88,000	China Resources Cement Holdings Ltd.	80,422
33,000	China Resources Pharmaceutical Group Ltd.[1]	35,890
65,500	China Shenhua Energy Co., Ltd. - Class H	129,398
22,200	China State Construction Engineering Corp. Ltd. - Class A	18,862
229,000	China Suntien Green Energy Corp. Ltd. - Class H	58,030
806,000	China Telecom Corp. Ltd. - Class H	359,499
156,000	China Unicom Hong Kong Ltd.	151,983
11,400	China Vanke Co., Ltd. - Class H	42,819
37,200	China Zhongwang Holdings Ltd.	18,945
18,300	Chinese Universe Publishing and Media Group Co., Ltd. - Class A	34,104
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	14,325

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
118,000	CNOOC Ltd.	$194,553
780,000	Concord New Energy Group Ltd.	38,182
194,000	Consun Pharmaceutical Group Ltd.	117,314
30,000	COSCO SHIPPING Energy Transportation Co., Ltd. - Class H	17,086
1,891,630	CP Pokphand Co., Ltd.	159,049
247,000	Dah Chong Hong Holdings Ltd.	78,474
25,000	Daqin Railway Co., Ltd. - Class A	28,602
46,000	Future Land Development Holdings Ltd.	38,647
9,600	Gemdale Corp. - Class A	16,913
93,000	Goldlion Holdings Ltd.	35,333
9,200	Guangzhou R&F Properties Co., Ltd. - Class H	16,645
2,000	Hengan International Group Co., Ltd.	15,127
62,000	Hisense Home Appliances Group Co., Ltd. - Class H	68,009
88,000	Huishang Bank Corp. Ltd. - Class H	34,186
7,000	Industrial Bank Co., Ltd. - Class A	19,336
44,000	Kunlun Energy Co., Ltd.	38,373
25,000	Lee & Man Paper Manufacturing Ltd.	15,260
44,000	Lenovo Group Ltd.	35,405
30,000	Logan Property Holdings Co., Ltd.	45,361
50,000	Lonking Holdings Ltd.	12,970
36,000	Maanshan Iron & Steel Co., Ltd. - Class H	13,646
787,000	Maoye International Holdings Ltd.	55,093
66,000	Metallurgical Corp. of China Ltd. - Class H	16,111
36,000	Min Xin Holdings Ltd.	18,373
102,000	Nanjing Panda Electronics Co., Ltd. - Class H	32,651
12,500	NetDragon Websoft Holdings Ltd.	31,250
62,500	New China Life Insurance Co., Ltd. - Class H	310,012
12,000	Nexteer Automotive Group Ltd.	12,472
41,000	Nine Dragons Paper Holdings Ltd.	33,186
43,000	PAX Global Technology Ltd.	17,241
2,600	Ping An Insurance Group Co. of China Ltd. - Class A	32,954
27,000	Ping An Insurance Group Co. of China Ltd. - Class H	318,215
356,000	Qingling Motors Co., Ltd. - Class H	91,622
13,800	Sany Heavy Industry Co., Ltd. - Class A	28,078
3,100	Seazen Holdings Co., Ltd. - Class A	11,769
21,200	Shaanxi Coal Industry Co., Ltd. - Class A	28,949
8,000	Shanghai Industrial Holdings Ltd.	16,391
34,500	Shanghai Pudong Development Bank Co., Ltd. - Class A	59,089
23,000	Shanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	27,307
259,000	Shengjing Bank Co., Ltd. - Class H1	185,190
14,000	Shenzhen Expressway Co., Ltd. - Class H	16,618

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
238,700	Shenzhen Overseas Chinese Town Co., Ltd. - Class A	$248,421
8,500	Shimao Property Holdings Ltd.	23,475
66,000	Shougang Fushan Resources Group Ltd.	13,668
4,400	Sinopharm Group Co., Ltd. - Class H	16,265
108,000	Sinotruk Hong Kong Ltd.	158,366
124,000	Skyworth Group Ltd.	33,668
46,108	Spring Real Estate Investment Trust - REIT	20,449
711,000	Springland International Holdings Ltd.	140,780
26,000	Sunac China Holdings Ltd.	117,277
191,000	TCL Electronics Holdings Ltd.	86,487
28,800	Tencent Holdings Ltd.	1,341,869
110,000	Tianneng Power International Ltd.	87,825
15,000	Times China Holdings Ltd.	26,324
97,593	TPV Technology Ltd.	30,571
820,000	Trigiant Group Ltd.	152,756
13,900	Vipshop Holdings Ltd. - ADR*	105,640
96,000	Weichai Power Co., Ltd. - Class H	147,914
237,795	Weiqiao Textile Co. - Class H	69,563
310,000	Xingda International Holdings Ltd.	83,252
110,000	Xinhua Winshare Publishing and Media Co., Ltd. - Class H	76,731
96,000	Xiwang Special Steel Co., Ltd.	12,794
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	66,891
88,000	Yunnan Water Investment Co., Ltd. - Class H	23,516
18,000	Zhejiang Expressway Co., Ltd. - Class H	17,423
35,600	Zhengzhou Coal Mining Machinery Group Co., Ltd. - Class H	17,159
		10,436,158
	COLOMBIA — 0.6%
4,504	Banco de Bogota S.A.	98,154
2,800	Ecopetrol S.A. - ADR	50,204
71,624	Grupo Aval Acciones y Valores S.A.	27,288
6,717	Interconexion Electrica S.A. ESP	36,442
		212,088
	CZECH REPUBLIC — 0.1%
4,965	Moneta Money Bank A.S.[1]	17,063

	EGYPT — 0.4%
14,923	Commercial International Bank Egypt SAE	65,237
18,662	Credit Agricole Egypt SAE	49,051
22,474	Faisal Islamic Bank of Egypt	18,943

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	EGYPT (Continued)
28,160	Oriental Weavers	$17,356
		150,587
	GREECE — 0.3%
2,220	Autohellas S.A.	14,500
1,910	Hellenic Petroleum S.A.	19,917
2,522	Hellenic Telecommunications Organization S.A.	34,732
659	Motor Oil Hellas Corinth Refineries S.A.	16,342
		85,491
	HUNGARY — 0.1%
1,449	MOL Hungarian Oil & Gas PLC	14,705
401	OTP Bank Nyrt	16,700
		31,405
	INDIA — 8.7%
43,870	Allahabad Bank*	24,062
6,156	Balmer Lawrie & Co., Ltd.	15,269
80,622	Balrampur Chini Mills Ltd.	165,231
15,597	Bharat Electronics Ltd.	23,162
27,340	Bharat Heavy Electricals Ltd.	23,320
11,698	Bharat Petroleum Corp. Ltd.	58,470
4,463	Bharti Infratel Ltd.	15,895
17,801	Coal India Ltd.	52,779
6,711	DB Corp. Ltd.	15,674
24,162	Firstsource Solutions Ltd.	17,215
2,740	GAIL India Ltd. - GDR	28,907
11,391	GHCL Ltd.	34,429
13,103	Godfrey Phillips India Ltd.	131,798
113,578	Granules India Ltd.	149,390
2,538	Graphite India Ltd.	11,301
10,344	Greaves Cotton Ltd.	20,079
22,239	HCL Technologies Ltd.	333,498
16,895	Hindustan Petroleum Corp. Ltd.	64,994
10,558	Hindustan Zinc Ltd.	33,191
35,040	Indian Oil Corp. Ltd.	70,679
43,811	Jagran Prakashan Ltd.	53,470
13,262	JB Chemicals & Pharmaceuticals Ltd.	71,205
2,245	KPR Mill Ltd.	18,646
22,637	KRBL Ltd.	72,526

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
5,691	LIC Housing Finance Ltd.	$42,684
705	Maharashtra Scooters Ltd.	40,864
10,291	Mahindra CIE Automotive Ltd.*	26,676
25,861	Muthoot Finance Ltd.*	227,571
16,198	NMDC Ltd.	25,488
29,570	NTPC Ltd.	54,403
38,850	Oil & Natural Gas Corp. Ltd.	78,168
11,662	Oil India Ltd.	26,981
17,921	Petronet LNG Ltd.	61,423
127,302	Power Finance Corp. Ltd.*	202,273
17,631	Power Grid Corp. of India Ltd.	53,898
72,274	REC Ltd.	146,761
14,224	Redington India Ltd.	22,147
5,334	Tata Steel Ltd.	33,324
7,389	Tata Steel Ltd. - GDR	45,088
8,588	Tech Mahindra Ltd.	79,127
39,121	Trident Ltd.	30,028
5,450	UPL Ltd.	46,989
8,500	Vedanta Ltd. - ADR	74,205
24,466	Wipro Ltd. - ADR	100,066
		2,923,354
	INDONESIA — 2.5%
411,600	Adaro Energy Tbk P.T.	37,015
191,800	Adhi Karya Persero Tbk P.T.	20,153
155,200	Adira Dinamika Multi Finance Tbk P.T.	116,812
166,200	Astra Otoparts Tbk P.T.	17,015
446,100	Bank CIMB Niaga Tbk P.T.	34,107
174,500	Bank Mandiri Persero Tbk P.T.	98,173
123,800	Bukit Asam Tbk P.T.	24,060
70,400	Matahari Department Store Tbk P.T.	18,574
2,172,200	Media Nusantara Citra Tbk P.T.	212,004
236,300	Mitra Pinasthika Mustika Tbk P.T.	13,256
668,600	Panin Financial Tbk P.T.*	16,651
223,000	Perusahaan Gas Negara Tbk	32,398
223,400	Timah Tbk P.T.	16,396
2,049,052	Tunas Baru Lampung Tbk P.T.	117,336
21,900	United Tractors Tbk P.T.	38,791
123,300	Wijaya Karya Persero Tbk P.T.	20,376
		833,117

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MALAYSIA — 2.3%
44,600	AirAsia Group Bhd	$21,109
185,400	AMMB Holdings Bhd	189,646
98,900	Astro Malaysia Holdings Bhd	34,628
45,500	Berjaya Sports Toto Bhd	28,948
48,700	Bermaz Auto Bhd	30,095
87,866	BIMB Holdings Bhd	89,005
15,800	Keck Seng Malaysia Bhd	17,900
14,900	Lingkaran Trans Kota Holdings Bhd	16,599
84,800	Malakoff Corp. Bhd	18,450
6,800	Malaysian Pacific Industries Bhd	14,976
99,375	Matrix Concepts Holdings Bhd	45,694
26,600	MISC Bhd	46,406
68,300	MMC Corp. Bhd	18,147
22,300	Oriental Holdings BHD	35,424
241,800	OSK Holdings Bhd	54,624
38,900	RHB Bank Bhd	51,848
62,300	Sime Darby Bhd	32,947
40,000	Telekom Malaysia Bhd	39,560
		786,006
	MEXICO — 2.4%
19,200	Alfa S.A.B. de C.V. - Class A	16,631
7,700	America Movil S.A.B. de C.V. - ADR	107,723
1,700	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	16,643
52,000	Credito Real S.A.B. de C.V. SOFOM ER	60,157
25,800	Fibra MTY SAPI de C.V. - REIT	15,819
13,100	Fibra Uno Administracion S.A. de C.V. - REIT	16,837
29,700	Genomma Lab Internacional S.A.B. de C.V. - Class B*	27,091
40,500	Gentera S.A.B. de C.V.	33,433
33,500	Grupo Comercial Chedraui S.A. de C.V.	50,485
3,600	Grupo Financiero Banorte S.A.B. de C.V. - Class O	18,124
66,300	Grupo Financiero Inbursa S.A.B. de C.V. - Class O	81,371
70,812	Grupo Herdez S.A.B. de C.V.	148,210
16,800	Grupo Industrial Saltillo S.A.B. de C.V.	16,656
56,400	Grupo Mexico S.A.B. de C.V.	138,000
89,600	Nemak S.A.B. de C.V.[1]	41,144
		788,324
	PERU — 0.2%
100	Credicorp Ltd.	21,799
21,454	Ferreycorp S.A.A.	14,028

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU (Continued)
405	Intercorp Financial Services, Inc.	$17,010
23,831	Union Andina de Cementos S.A.A.	17,024
		69,861
	PHILIPPINES — 1.3%
25,220	Cebu Air, Inc.	46,239
30,900	China Banking Corp.	16,304
634,600	Cosco Capital, Inc.	85,397
90,500	DMCI Holdings, Inc.	18,033
56,300	First Gen Corp.	29,371
11,370	First Philippine Holdings Corp.	19,338
3,270	Globe Telecom, Inc.	138,029
184,000	Lopez Holdings Corp.	16,380
82,000	LT Group, Inc.	22,721
177,500	Vista Land & Lifescapes, Inc.	26,649
		418,461
	POLAND — 0.9%
892	Dom Development S.A.	17,951
13,169	Famur S.A.	15,595
2,038	Jastrzebska Spolka Weglowa S.A.*	20,469
27,225	LC Corp. S.A.	19,421
4,768	Lubelski Wegiel Bogdanka S.A.	45,392
861	PCC Rokita S.A.	14,661
2,744	PKP Cargo S.A.	23,855
14,868	Powszechny Zaklad Ubezpieczen S.A.	159,897
		317,241
	QATAR — 0.8%
89,633	Commercial Bank PQSC	118,334
51,720	Ooredoo QPSC2	101,570
37,148	Qatar Insurance Co., S.A.Q	35,577
		255,481
	RUSSIA — 3.8%
59,370	Bank St. Petersburg PJSC	47,461
2,133	Bashneft PJSC	62,666
431	Cherkizovo Group PJSC	12,952
6,680,000	Federal Grid Co. Unified Energy System PJSC	19,280
13,700	Gazprom Neft PJSC	91,631

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA (Continued)
75,323	Gazprom PJSC - ADR	$550,566
3,770,000	IDGC of Centre and Volga Region PJSC	15,377
646,000	Inter RAO UES PJSC	45,301
112,100	Magnitogorsk Iron & Steel Works PJSC	75,264
10,295	Nizhnekamskneftekhim PJSC	11,858
58,980	Sberbank of Russia PJSC	215,198
99	VSMPO-AVISMA Corp. PJSC	26,442
124,260,000	VTB Bank PJSC	82,778
		1,256,774
	SOUTH AFRICA — 6.1%
6,073	Absa Group Ltd.	67,292
2,828	African Rainbow Minerals Ltd.	34,836
11,200	AngloGold Ashanti Ltd. - ADR	191,072
5,692	Astral Foods Ltd.	65,258
267,778	Delta Property Fund Ltd. - REIT	34,164
8,675	Exxaro Resources Ltd.	100,594
8,400	Harmony Gold Mining Co., Ltd. - ADR*	20,496
2,813	Kumba Iron Ore Ltd.	92,577
377,577	Merafe Resources Ltd.	31,851
1,491	Motus Holdings Ltd.	7,682
2,672	Naspers Ltd. - N Shares	651,325
11,908	Nedbank Group Ltd.	198,980
11,006	Oceana Group Ltd.	52,184
122,028	Old Mutual Ltd.	163,320
2,106	Standard Bank Group Ltd.	26,186
11,027	Stenprop Ltd.	14,569
4,975	Super Group Ltd.*	10,249
46,602	Telkom S.A. SOC Ltd.	278,260
		2,040,895
	SOUTH KOREA — 10.6%
3,043	Aju Capital Co., Ltd.	26,300
571	Asia Paper Manufacturing Co., Ltd.	15,757
415	Chongkundang Holdings Corp.	36,288
3,746	Daeduck Electronics Co.	32,232
1,345	Daelim Industrial Co., Ltd.	119,493
5,674	Daesang Corp.	114,005
3,702	Daesang Holdings Co., Ltd.	21,556
4,306	Daewon Pharmaceutical Co., Ltd.	53,257
299	E1 Corp.	13,534

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
2,646	GS Engineering & Construction Corp.	$75,362
148	GS Home Shopping, Inc.	20,928
5,658	Hana Financial Group, Inc.	165,610
2,890	Hansae Yes24 Holdings Co., Ltd.	18,488
1,068	Hansol Paper Co., Ltd.	12,714
870	HDC Hyundai Development Co.-Engineering & Construction - Class E	27,256
2,369	HS Industries Co., Ltd.	16,933
425	Hyosung Corp.	29,205
317	Hyundai Glovis Co., Ltd.	41,077
172	Hyundai Home Shopping Network Corp.	13,564
1,331	Hyundai Livart Furniture Co., Ltd.	17,398
497	Hyundai Mobis Co., Ltd.	100,569
1,416	Hyundai Motor Securities Co., Ltd.	12,212
12,248	Industrial Bank of Korea	135,666
843	i-SENS, Inc.	17,599
3,231	JB Financial Group Co., Ltd.	15,011
900	KB Financial Group, Inc. - ADR	32,553
6,721	Kia Motors Corp.	247,568
1,101	Korea Autoglass Corp.	17,023
158	Korea Petrochemical Ind Co., Ltd.	15,953
18,222	Korea Real Estate Investment & Trust Co., Ltd.	33,636
108	Korea Zinc Co., Ltd.	40,238
5,200	KT Corp. - ADR	61,360
2,084	KT Skylife Co., Ltd.	17,586
340	Kumho Petrochemical Co., Ltd.	23,316
2,765	Kyobo Securities Co., Ltd.	22,739
1,130	LG Corp.	67,527
1,151	LG Electronics, Inc.	63,028
5,703	LG Uplus Corp.	62,453
423	LOTTE Fine Chemical Co., Ltd.	17,292
1,702	Meritz Financial Group, Inc.	19,981
5,589	Meritz Securities Co., Ltd.	23,760
2,393	Nexen Tire Corp.	17,395
11,790	Orion Holdings Corp.	155,052
1,670	Partron Co., Ltd.	20,185
2,700	POSCO - ADR	126,441
3,536	Power Logics Co., Ltd.*	30,105
24,112	Samsung Electronics Co., Ltd.	913,235
1,042	SFA Engineering Corp.	32,961
3,400	Shinhan Financial Group Co., Ltd. - ADR	123,488
382	Shinyoung Securities Co., Ltd.	18,943

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
963	Sindoh Co., Ltd.	$35,060
276	SK Gas Ltd.	18,040
576	Spigen Korea Co., Ltd.	28,206
2,582	Taeyoung Engineering & Construction Co., Ltd.	28,756
1,029	WiSoL Co., Ltd.	14,795
4,936	Woori Financial Group, Inc.	54,529
339	Youngone Holdings Co., Ltd.	15,057
		3,550,275
	TAIWAN — 11.2%
32,000	AcBel Polytech, Inc.	23,202
60,000	Asia Cement Corp.	80,249
11,000	Chicony Electronics Co., Ltd.	27,971
13,000	Chicony Power Technology Co., Ltd.	23,394
45,000	China Motor Corp.	36,908
18,000	Chipbond Technology Corp.	36,089
55,000	Chung Hwa Pulp Corp.	17,978
40,000	Compal Electronics, Inc.	24,439
22,000	Coretronic Corp.	28,251
3,000	Egis Technology, Inc.	21,216
16,400	Elan Microelectronics Corp.	41,801
44,000	Eva Airways Corp.	20,597
54,000	Far Eastern International Bank	21,644
29,000	Far Eastern New Century Corp.	27,437
23,000	Far EasTone Telecommunications Co., Ltd.	52,794
13,000	Farglory Land Development Co., Ltd.	15,896
6,000	FLEXium Interconnect, Inc.	18,261
25,000	Getac Technology Corp.	36,335
8,000	Globalwafers Co., Ltd.	84,883
61,000	Goldsun Building Materials Co., Ltd.	16,277
37,000	Hey Song Corp.	37,685
66,000	Hon Hai Precision Industry Co., Ltd.	165,447
85,008	IBF Financial Holdings Co., Ltd.	30,280
36,000	Inventec Corp.	26,773
105,000	Jih Sun Financial Holdings Co., Ltd.	36,192
22,000	King Yuan Electronics Co., Ltd.	22,837
22,000	King's Town Construction Co., Ltd.	19,724
90,000	Lite-On Technology Corp.	127,403
3,064	Merry Electronics Co., Ltd.	14,740
19,000	Mitac Holdings Corp.	19,683
6,000	Novatek Microelectronics Corp.	31,686

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
56,000	Pou Chen Corp.	$68,914
41,000	Powertech Technology, Inc.	111,945
70,000	President Securities Corp.	28,516
26,000	Qisda Corp.	16,122
14,000	Radiant Opto-Electronics Corp.	55,017
5,000	Shin Zu Shing Co., Ltd.	20,074
66,000	Shinkong Insurance Co., Ltd.	80,503
49,000	Shinkong Synthetic Fibers Corp.	20,777
6,000	Simplo Technology Co., Ltd.	46,625
675,000	SinoPac Financial Holdings Co., Ltd.	267,736
18,000	Supreme Electronics Co., Ltd.	16,224
8,000	Systex Corp.	18,880
80,800	Taiwan Cement Corp.	115,561
8,000	Taiwan Paiho Ltd.	23,485
16,000	Taiwan PCB Techvest Co., Ltd.	20,770
21,900	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	933,597
22,000	Taiwan Styrene Monomer	17,246
7,000	Taiwan Surface Mounting Technology Corp.	17,115
15,000	Tong Yang Industry Co., Ltd.	21,912
12,000	Tripod Technology Corp.	39,891
24,000	Tung Ho Steel Enterprise Corp.	16,594
24,000	Unimicron Technology Corp.	28,975
145,000	Union Bank Of Taiwan	55,857
35,640	UPC Technology Corp.	12,859
10,000	Wah Lee Industrial Corp.	17,471
104,000	Walsin Lihwa Corp.	49,867
203,000	Wistron Corp.	150,811
86,000	YFY, Inc.	31,972
338,000	Yuanta Financial Holding Co., Ltd.	189,370
19,000	Zhen Ding Technology Holding Ltd.	69,121
		3,751,879
	THAILAND — 2.8%
34,400	AAPICO Hitech PCL	20,833
67,400	AP Thailand PCL	16,690
73,500	Bank of Ayudhya PCL	93,543
221,000	GFPT PCL	129,456
176,400	Gunkul Engineering PCL	17,692
72,500	LPN Development PCL	17,042
18,400	Major Cineplex Group PCL	17,442
69,600	Origin Property PCL	18,325

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
39,500	PTT Exploration & Production PCL	$172,697
68,400	PTT PCL	104,511
89,300	Ratchthani Leasing PCL	21,193
22,400	Saha-Union PCL	32,229
1,200	Siam Cement PCL	16,856
28,200	Somboon Advance Technology PCL	17,366
23,200	Supalai PCL	16,549
8,200	Thai Stanley Electric PCL	57,472
40,000	Thanachart Capital PCL	76,425
28,500	Tipco Asphalt PCL	18,186
18,200	Tisco Financial Group PCL	59,550
		924,057
	TURKEY — 0.8%
1,448	Celebi Hava Servisi A.S.	23,512
85,251	Dogan Sirketler Grubu Holding A.S.	19,815
31,425	Eregli Demir ve Celik Fabrikalari TAS	41,741
29,094	Haci Omer Sabanci Holding A.S.	51,328
12,089	Soda Sanayii A.S.	13,235
14,005	Tekfen Holding A.S.	59,142
23,667	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	64,625
		273,398
	UNITED ARAB EMIRATES — 0.5%
50,204	Dubai Islamic Bank PJSC	72,687
78,372	Emaar Development PJSC	102,414
		175,101
	Total Common Stocks
	(Cost $29,155,537)	31,860,468
	EXCHANGE-TRADED FUNDS — 1.5%
14,973	iShares MSCI Saudi Arabia ETF	487,222
	Total EXCHANGE-TRADED FUNDS
	(Cost $485,632)	487,222
	PREFERRED STOCKS — 3.1%
	BRAZIL — 1.7%
14,400	Banco do Estado do Rio Grande do Sul S.A.	88,708
66,300	Banco Pan S.A. - Preference	164,169
7,900	Cia de Saneamento do Parana - Preference	32,955
5,200	Cia de Transmissao de Energia Eletrica Paulista	32,973

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	BRAZIL (Continued)
2,000	Cia Paranaense de Energia - Preference	$25,757
14,500	Petroleo Brasileiro S.A. - ADR - Preference	198,940
		543,502
	SOUTH KOREA — 1.4%
15,390	Samsung Electronics Co., Ltd. - Preference	475,964
	Total Preferred Stocks
	(Cost $713,363)	1,019,466
	WARRANTS — 0.0%
	MALAYSIA — 0.0%
4,260	Kim Loong Resources Bhd*,2	248
	Total Warrants
	(Cost $-)	248

Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%
$39,491	UMB Money Market Fiduciary, 0.25%[4]	39,491
	Total Short-Term Investments
	(Cost $39,491)	39,491

	TOTAL INVESTMENTS — 99.9%
	(Cost $30,394,023)	33,406,895

	Other Assets in Excess of Liabilities — 0.1%	49,966
	TOTAL NET ASSETS — 100.0%	$33,456,861

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

GDR – Global Depository Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $279,383, which represents 0.8% of total net assets of the Fund.
[2]	Illiquid security. The total illiquid securities represent 0.3% of Net Assets. The total value of these securities is $101,818.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	AUSTRALIA — 7.8%
257,968	Accent Group Ltd.	$266,277
40,421	Ansell Ltd.	768,969
676,065	Ausdrill Ltd.	905,935
726,504	Australian Pharmaceutical Industries Ltd.	714,680
378,575	Beach Energy Ltd.	545,714
36,909	Cedar Woods Properties Ltd.	162,043
468,411	Charter Hall Retail REIT - REIT	1,444,120
240,441	Coronado Global Resources, Inc.[1]	530,670
86,308	Dicker Data Ltd.	395,171
479,445	Downer EDI Ltd.	2,355,520
163,061	Hansen Technologies Ltd.	427,819
100,829	HT&E Ltd.	120,667
268,407	Inghams Group Ltd.	743,695
174,439	Integrated Research Ltd.	327,728
389,826	IOOF Holdings Ltd.	1,548,934
14,569	IRESS Ltd.	139,324
7,663	JB Hi-Fi Ltd.	157,193
2,113,835	Jupiter Mines Ltd.	583,715
331,939	Link Administration Holdings Ltd.	1,149,653
58,067	New Hope Corp. Ltd.	99,202
620,917	NRW Holdings Ltd.	1,029,398
28,137	Pendal Group Ltd.	149,627
647,105	Resolute Mining Ltd.	785,483
469,545	Sandfire Resources NL	2,142,349
721,185	Seven West Media Ltd.*	213,303
55,059	SpeedCast International Ltd.	70,504
281,480	Super Retail Group Ltd.	1,727,937
286,257	Tassal Group Ltd.	1,007,508
61,572	Virtus Health Ltd.	214,965
342,070	Whitehaven Coal Ltd.	857,292
		21,585,395
	AUSTRIA — 1.2%
6,430	Agrana Beteiligungs A.G.	123,575
37,060	AT&S Austria Technologie & Systemtechnik A.G.	595,606
37,393	BAWAG Group A.G.*,1	1,486,129
16,939	Porr Ag	369,498
57,719	Telekom Austria A.G.*	428,116
18,717	Wienerberger A.G.	427,855
		3,430,779

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BELGIUM — 1.7%
874	Ackermans & van Haaren N.V.	$127,315
15,837	bpost S.A.	147,263
20,573	D'ieteren S.A.	964,537
112,335	Econocom Group S.A.	371,030
66,733	Euronav N.V.	561,694
40,266	Fagron	668,639
13,580	Intervest Offices & Warehouses N.V. - REIT	389,375
8,472	Ontex Group N.V.	139,582
42,472	Orange Belgium S.A.	970,936
16,845	Recticel S.A.	136,133
2,614	Retail Estates N.V. - REIT	234,028
		4,710,532
	DENMARK — 1.5%
8,874	D/S Norden A/S	132,785
20,353	Dfds A/S	749,636
62,742	Matas A/S	647,342
11,459	NNIT A/S1	178,157
26,327	PER Aarsleff Holding A/S - Class B	866,405
112,767	Scandinavian Tobacco Group A/S1	1,188,552
44,881	Spar Nord Bank A/S	395,199
2,694	TORM PLC*	22,124
		4,180,200
	FINLAND — 1.0%
76,688	Cramo OYJ	665,597
95,956	Sanoma OYJ	950,743
39,666	Tieto OYJ	1,013,496
28,812	Tokmanni Group Corp.	260,594
		2,890,430
	FRANCE — 3.9%
36,648	APERAM S.A.	905,700
175,041	Derichebourg S.A.	647,282
13,919	Eramet	665,714
22,428	Faurecia S.A.	1,061,401
2,106	Guerbet	121,469
18,648	Kaufman & Broad S.A.	765,761
70,001	Korian S.A.	2,763,122

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
71,407	Mercialys S.A. - REIT	$807,888
14,884	Mersen S.A.	532,716
55,133	Neopost S.A.	1,107,817
141,825	Television Francaise[1]	1,420,919
2,164	Vilmorin & Cie S.A.	118,596
		10,918,385
	GERMANY — 5.2%
46,892	Corestate Capital Holding S.A.*	1,704,391
257,447	Deutz A.G.	1,777,305
35,946	Dialog Semiconductor PLC*	1,609,110
12,988	DIC Asset A.G.	146,432
41,356	DWS Group GmbH & Co. KGaA[1]	1,386,545
24,985	Elmos Semiconductor A.G.	544,218
59,190	Encavis A.G.	475,722
22,167	Gerresheimer A.G.	1,724,273
33,101	GFT Technologies S.E.	255,779
9,731	Grand City Properties S.A.	219,237
19,851	JOST Werke A.G.[1]	648,424
1,724	KWS Saat S.E. & Co. KGaA	120,239
13,991	LEG Immobilien A.G.	1,613,534
61,240	SAF-Holland S.A.	633,213
21,505	Salzgitter A.G.	464,247
9,991	Siltronic A.G.	781,981
4,694	TLG Immobilien A.G.	137,967
15,667	VERBIO Vereinigte BioEnergie A.G.	124,705
11,857	Zeal Network S.E.	236,274
		14,603,596
	HONG KONG — 1.8%
99,000	Chow Sang Sang Holdings International Ltd.	134,954
2,503,000	CITIC Telecom International Holdings Ltd.	1,032,957
223,146	Emperor International Holdings Ltd.	55,936
492,700	IT Ltd.	179,911
225,500	Johnson Electric Holdings Ltd.	405,870
1,796,000	K Wah International Holdings Ltd.	934,456
2,028,000	Shun Tak Holdings Ltd.	748,771
150,500	SmarTone Telecommunications Holdings Ltd.	138,309
1,072,000	Sun Hung Kai & Co., Ltd.	491,960
424,000	Texwinca Holdings Ltd.	125,382

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
678,000	Xinyi Glass Holdings Ltd.	$683,448
		4,931,954
	IRELAND — 0.6%
7,216	Glanbia PLC	94,264
510,636	Irish Residential Properties REIT PLC	967,795
102,371	Origin Enterprises PLC	561,119
		1,623,178
	ISRAEL — 1.5%
5,854	ADO Group Ltd.*	89,964
4,813	Delek Group Ltd.	733,987
24,585	Discount Investment Corp. Ltd.	41,987
28,536	First International Bank Of Israel Ltd.	735,543
147,324	Israel Discount Bank Ltd. - Class A	635,845
9,683	Ituran Location and Control Ltd.	282,550
2,878	Melisron Ltd.	151,171
31,521	Naphtha Israel Petroleum Corp. Ltd.	207,369
8,525	Norstar Holdings, Inc.	137,066
1,510	Property & Building Corp. Ltd.	151,338
309,057	Shikun & Binui Ltd.	1,062,719
		4,229,539
	ITALY — 3.4%
390,139	A2A S.p.A.	681,977
79,812	ACEA S.p.A.	1,500,815
6,883	Amplifon S.p.A.	169,656
381,411	Anima Holding S.p.A.[1]	1,402,181
67,345	Azimut Holding S.p.A.	1,262,258
279,822	Banca Farmafactoring S.p.A.[1]	1,512,427
29,352	Buzzi Unicem S.p.A.	416,254
80,334	CIR-Compagnie Industriali Riunite S.p.A.	88,783
34,856	doValue S.p.A.[1]	438,353
42,484	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	273,726
119,437	Maire Tecnimont S.p.A.	287,466
276,013	Piaggio & C S.p.A.	829,047
298,893	Saras S.p.A.	492,000
		9,354,943

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 31.1%
311	AEON REIT Investment Corp.	$404,023
43,685	Aichi Corp.	273,582
14,200	Aichi Steel Corp.	442,947
33,406	Aisan Industry Co., Ltd.	223,507
11,623	Akatsuki, Inc.	780,203
10,600	Akita Bank Ltd.	194,406
84,400	Arcs Co., Ltd.	1,755,579
9,200	Asahi Holdings, Inc.	191,035
45,900	Avex, Inc.	590,149
9,799	Axial Retailing, Inc.	339,465
12,100	Bank of Saga Ltd.	168,861
85,100	Bunka Shutter Co., Ltd.	696,455
34,600	Canon Electronics, Inc.	566,300
32,000	Cawachi Ltd.	594,626
7,000	Chori Co., Ltd.	109,013
38,579	CI Takiron Corp.	247,796
15,900	Cleanup Corp.	75,252
18,000	Cosmo Energy Holdings Co., Ltd.	371,032
55,266	Daido Metal Co., Ltd.	332,084
25,100	Daiho Corp.	623,636
9,576	Daiichi Jitsugyo Co., Ltd.	262,568
34,364	Daikyonishikawa Corp.	282,845
16,400	Daiwabo Holdings Co., Ltd.	794,751
22,400	DTS Corp.	489,640
19,829	Elematec Corp.	186,199
20,500	ESPEC Corp.	421,318
30,000	Exedy Corp.	611,570
75,200	Ferrotec Holdings Corp.	644,992
52,200	Furukawa Co., Ltd.	681,193
6,000	Fuso Pharmaceutical Industries Ltd.	105,746
4,550	Godo Steel Ltd.	85,440
34,100	Goldcrest Co., Ltd.	614,719
20,645	G-Tekt Corp.	300,970
22,170	GungHo Online Entertainment, Inc.	584,955
183,100	Hachijuni Bank Ltd.	689,983
12,700	Hakuto Co., Ltd.	143,005
185,400	Haseko Corp.	2,008,381
36,100	Hitachi Capital Corp.	739,301
131,600	Hokkaido Electric Power Co., Inc.	745,043
68,200	Inabata & Co., Ltd.	887,450
772	Industrial & Infrastructure Fund Investment Corp. - REIT	1,009,282

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
33,400	Ines Corp.	$355,827
5,946	Invincible Investment Corp. - REIT	3,412,762
106,400	Ishihara Sangyo Kaisha Ltd.	1,130,402
66,400	Itochu Enex Co., Ltd.	537,315
98,200	Japan Aviation Electronics Industry Ltd.	1,367,660
19,000	J-Oil Mills, Inc.	681,242
31,700	Juroku Bank Ltd.	646,320
260,700	JVC Kenwood Corp.	583,024
20,600	Kaken Pharmaceutical Co., Ltd.	997,955
29,900	Kanamoto Co., Ltd.	768,567
24,431	Kasai Kogyo Co., Ltd.	200,456
633	Kenedix Retail REIT Corp.	1,513,736
14,400	Krosaki Harima Corp.	789,722
55,000	Kumagai Gumi Co., Ltd.	1,470,340
17,400	Kureha Corp.	1,152,660
25,700	Matsumotokiyoshi Holdings Co., Ltd.	855,473
99,000	MCJ Co., Ltd.	723,947
1,250	MCUBS MidCity Investment Corp. - REIT	1,245,289
3,028	Mirai Corp. - REIT	1,572,033
7,500	Miyazaki Bank Ltd.	180,522
18,600	Morinaga Milk Industry Co., Ltd.	721,787
55,200	Nagase & Co., Ltd.	804,225
12,500	NEC Capital Solutions Ltd.	226,825
18,637	NEC Networks & System Integration Corp.	481,932
66,100	NichiiGakkan Co., Ltd.	1,045,958
16,005	Nihon Chouzai Co., Ltd.	485,433
57,674	Nikkiso Co., Ltd.	738,142
38,800	Nippo Corp.	739,192
24,300	Nippon Carbon Co., Ltd.	932,389
254,900	Nippon Light Metal Holdings Co., Ltd.	465,979
8,501	Nippon Road Co., Ltd.	472,928
25,900	Nippon Steel Trading Corp.	1,039,472
84,300	Nishi-Nippon Financial Holdings, Inc.	595,495
20,500	Nishio Rent All Co., Ltd.	573,090
29,500	NS United Kaiun Kaisha Ltd.	653,987
13,625	Okabe Co., Ltd.	104,795
42,000	Oki Electric Industry Co., Ltd.	558,637
23,234	Okumura Corp.	661,981
208	One REIT, Inc. - REIT	590,420
281,543	OSJB Holdings Corp.	635,906
98,329	Pressance Corp.	1,368,638

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
32,700	Prima Meat Packers Ltd.	$612,174
26,400	Proto Corp.	274,686
52,700	Raito Kogyo Co., Ltd.	693,561
46,678	Restar Holdings Corp.	701,698
761	Riken Corp.	29,621
13,700	Roland DG Corp.	287,293
27,900	Rorze Corp.	678,549
62,900	Ryoyo Electro Corp.	1,043,494
23,300	Sac's Bar Holdings, Inc.	201,319
6,765	San ju San Financial Group, Inc.	100,495
66,840	Sanki Engineering Co., Ltd.	752,881
20,400	Sanoh Industrial Co., Ltd.	95,213
17,200	Sawai Pharmaceutical Co., Ltd.	948,964
68,100	Senshu Ikeda Holdings, Inc.	124,928
41,900	Shinmaywa Industries Ltd.	523,730
48,900	Showa Corp.	657,784
52,900	Showa Denko KK	1,419,164
10,200	Sinanen Holdings Co., Ltd.	166,333
20,600	Sinko Industries Ltd.	294,414
309,400	SKY Perfect JSAT Holdings, Inc.	1,220,821
40,400	Star Micronics Co., Ltd.	530,107
7,703	Starzen Co., Ltd.	296,495
15,300	Sugi Holdings Co., Ltd.	736,484
131,500	Sumitomo Mitsui Construction Co., Ltd.	698,985
107,383	Sun Frontier Fudousan Co., Ltd.	1,091,813
47,200	Takeuchi Manufacturing Co., Ltd.	730,005
46,700	Tamron Co., Ltd.	1,044,944
79,700	Tatsuta Electric Wire and Cable Co., Ltd.	351,733
24,182	Tekken Corp.	642,531
12,125	Tenma Corp.	206,928
8,680	Toenec Corp.	254,125
37,500	Tokai Rika Co., Ltd.	614,262
78,800	Tokyo Steel Manufacturing Co., Ltd.	598,573
121	Topre Corp.	1,815
9,700	Torii Pharmaceutical Co., Ltd.	232,046
26,200	Towa Bank Ltd.	173,599
29,373	Towa Pharmaceutical Co., Ltd.	737,103
52,900	Toyo Tire Corp.	691,054
38,200	Toyota Boshoku Corp.	536,258
10,700	TS Tech Co., Ltd.	294,562
81,022	TSI Holdings Co., Ltd.	437,194

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
19,500	Tsubakimoto Chain Co.	$638,822
42,700	Ube Industries Ltd.	889,034
39,000	Unipres Corp.	634,946
11,400	V Technology Co., Ltd.	536,273
58,300	Valor Holdings Co., Ltd.	1,203,502
98,700	Vital KSK Holdings, Inc.	956,715
158,400	VT Holdings Co., Ltd.	622,578
33,000	World Co., Ltd.	652,031
18,200	Yahagi Construction Co., Ltd.	117,279
65,000	Yokohama Reito Co., Ltd.	609,937
18,000	Yuasa Trading Co., Ltd.	507,324
101,691	Yurtec Corp.	674,787
35,500	Zenkoku Hosho Co., Ltd.	1,384,723
		86,507,454
	NETHERLANDS — 2.4%
52,372	ASR Nederland N.V.	1,968,052
408,525	Koninklijke BAM Groep N.V.	1,366,679
32,897	Koninklijke Volkerwessels N.V.	656,265
57,060	Signify N.V.[1]	1,550,784
58,631	Wereldhave N.V. - REIT	1,246,277
		6,788,057
	NEW ZEALAND — 1.0%
332,329	Air New Zealand Ltd.	591,624
59,678	Contact Energy Ltd.	304,475
72,770	Genesis Energy Ltd.	163,635
537,033	SKY Network Television Ltd.	446,975
200,021	SKYCITY Entertainment Group Ltd.	524,730
192,045	Z Energy Ltd.	816,778
		2,848,217
	NORWAY — 2.6%
130,543	Austevoll Seafood A.S.A.	1,328,139
483,262	DNO A.S.A.	808,294
466,275	Elkem A.S.A.[1]	1,268,447
107,005	Europris A.S.A.[1]	307,028
64,066	Evry A.S.[1]	229,714
45,800	Grieg Seafood A.S.A.	651,460
73,456	Selvaag Bolig A.S.A.	385,263

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY (Continued)
99,499	SpareBank 1 Nord Norge	$731,943
123,311	SpareBank 1 SMN	1,357,586
22,370	SpareBank 1 Sr.-Bank A.S.A.	240,685
		7,308,559
	PORTUGAL — 0.6%
72,967	Altri SGPS S.A.	480,631
168,500	NOS SGPS S.A.	1,046,330
149,290	Sonae SGPS S.A.	139,225
		1,666,186
	SINGAPORE — 1.9%
482,936	Accordia Golf Trust	186,272
88,900	Best World International Ltd.[3]	89,929
1,184,700	Cache Logistics Trust - REIT	662,659
2,059,300	ESR-REIT - REIT	784,095
1,459,447	Japfa Ltd.	538,809
186,700	Keppel DC REIT - REIT	231,578
2,028,629	Lippo Malls Indonesia Retail Trust - REIT	354,320
649,075	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	214,548
898,400	Soilbuild Business Space REIT	382,479
1,265,300	Starhill Global REIT - REIT	730,303
1,032,806	Yanlord Land Group Ltd.	969,369
		5,144,361
	SPAIN — 1.9%
11,557	Almirall S.A.	209,492
5,956	Cia de Distribucion Integral Logista Holdings S.A.	124,106
36,011	CIE Automotive S.A.	910,588
169,735	Ence Energia y Celulosa S.A.	613,624
25,582	Fomento de Construcciones y Contratas S.A.	325,710
158,929	Gestamp Automocion S.A.[1]	832,807
13,201	Indra Sistemas S.A.*	113,066
54,883	Mediaset Espana Comunicacion S.A.	322,207
720,835	Sacyr S.A.	1,849,609
		5,301,209
	SWEDEN — 6.1%
29,014	Adapteo Oyj*	339,352
315,089	Arjo A.B.	1,268,216
225,674	Betsson A.B.*	1,191,296

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
31,709	Dios Fastigheter A.B.	$271,991
42,605	Getinge A.B. - B Shares	625,126
166,281	Hemfosa Fastigheter A.B.	1,496,758
52,974	Humana A.B.	299,926
63,932	Intrum A.B.	1,676,011
125,551	Inwido A.B.	771,178
11,448	Lindab International A.B.	130,354
67,781	Loomis A.B. - Class B	2,331,406
297,354	Peab A.B.	2,515,956
25,916	Recipharm A.B. - B Shares	321,847
152,247	Resurs Holding A.B.[1]	881,265
395,881	SSAB A.B.	1,003,550
41,336	Tethys Oil A.B.	348,529
109,169	Wihlborgs Fastigheter A.B.	1,587,165
		17,059,926
	SWITZERLAND — 4.3%
915	Allreal Holding A.G.*	159,813
5,615	ALSO Holding A.G.*	862,630
11,173	Ascom Holding A.G.	145,066
5,105	BKW A.G.	330,443
1,580	Cembra Money Bank A.G.	152,267
167	dormakaba Holding A.G.*	122,372
3,660	Feintool International Holding A.G.*	229,400
38,340	Galenica A.G.*,1	1,972,914
1,205	Helvetia Holding A.G.	153,416
17,234	Implenia A.G.	461,603
379	Intershop Holding A.G.	190,400
34,569	Landis+Gyr Group A.G.*	2,793,450
51,475	Mobilezone Holding A.G.*	475,075
3,385	Siegfried Holding A.G.*	1,260,109
23,913	Sunrise Communications Group A.G.*,1	1,768,543
12,671	Swissquote Group Holding S.A.	513,009
9,542	Zehnder Group A.G.	359,564
		11,950,074
	UNITED KINGDOM — 17.3%
39,401	Aggreko PLC	397,513
180,188	Arrow Global Group PLC	589,889
277,842	Avast PLC[1]	1,134,682
37,015	Bank of Georgia Group PLC	632,897

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
13,439	Barratt Developments PLC	$104,922
56,047	Bellway PLC	2,020,248
102,999	Biffa PLC[1]	274,940
121,704	Bovis Homes Group PLC	1,554,653
488,795	Capital & Regional PLC - REIT	91,422
337,608	Charter Court Financial Services Group PLC[1]	1,213,221
640,462	Cineworld Group PLC	1,988,135
130,426	Civitas Social Housing PLC - REIT	131,806
22,276	Clinigen Group Plc	272,107
40,119	Computacenter PLC	744,165
284,313	Conviviality PLC*,2,3	-
65,869	Costain Group PLC	125,442
29,862	Crest Nicholson Holdings PLC	132,794
14,588	Daily Mail & General Trust PLC	140,505
77,074	Dart Group PLC	706,882
588,802	Diversified Gas & Oil PLC	762,586
458,855	Dixons Carphone PLC	664,985
336,942	Drax Group PLC	1,234,634
449,682	Empiric Student Property PLC - REIT	493,813
2,664,012	EnQuest PLC*	754,852
196,342	Equiniti Group PLC[1]	501,827
5,425	Euromoney Institutional Investor PLC	91,043
351,664	Evraz PLC	2,754,509
369,711	Ferrexpo PLC	1,143,977
221,953	Firstgroup PLC*	309,865
216,890	Galliford Try PLC	1,553,600
105,200	Go-Ahead Group PLC	2,730,108
49,375	Greencore Group PLC	128,376
138,657	Greene King PLC	1,052,835
80,158	Hikma Pharmaceuticals PLC	1,788,275
195,061	International Personal Finance PLC	240,535
73,325	Keller Group PLC	585,316
151,093	Lancashire Holdings Ltd.	1,267,781
314,647	Lookers PLC	159,371
675,038	Marston's PLC	877,558
258,245	Mediclinic International PLC	1,078,141
16,029	Micro Focus International PLC	337,636
33,109	Mitchells & Butlers PLC*	122,402
142,235	N Brown Group PLC	207,567
414,915	NewRiver REIT PLC	827,509
301,557	OneSavings Bank PLC	1,332,674

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
15,473	Pennon Group PLC	$134,954
118,250	Photo-Me International PLC	143,804
240,690	Playtech Plc	1,292,051
144,038	Plus500 Ltd.	1,049,938
85,430	Primary Health Properties PLC - REIT	136,472
204,231	RDI REIT PLC - REIT	260,783
288,214	Redde PLC	400,969
217,393	Redrow PLC	1,479,343
462,205	Regional REIT Ltd. - REIT[1]	592,609
185,177	Safestore Holdings PLC - REIT	1,407,462
41,436	Savills PLC	478,260
31,876	Spectris PLC	981,876
957,078	Stagecoach Group PLC	1,513,075
53,670	Stock Spirits Group PLC	149,464
257,168	Tate & Lyle PLC	2,355,294
149,005	TP ICAP PLC	567,444
37,137	TT Electronics plc	98,906
		48,300,702
	Total Common Stocks
	(Cost $292,572,275)	275,333,676

Principal Amount
	INTERNATIONAL BONDS — 0.0%
	ISRAEL — 0.0%
$14,382	IDB Development Corp., Ltd.	2,863
	Total International Bonds
	(Cost $2,979)	2,863

Number of Shares
	PREFERRED STOCKS — 0.6%
	GERMANY — 0.6%
20,829	Sixt S.E.	1,381,585
2,339	STO S.E. & Co. KGaA	240,037
		1,621,622
	Total Preferred Stocks
	(Cost $1,391,403)	1,621,622

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	UNITS — 0.4%
	AUSTRALIA — 0.3%
200,143	Aventus Group - REIT	$337,121
268,729	Cromwell Property Group - REIT	216,630
1,048,779	Infigen Energy*	339,170
		892,921
	IRELAND — 0.1%
15,134	Grafton Group PLC	133,184
	Total Units
	(Cost $1,042,668)	1,026,105

Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%
$181,570	UMB Money Market Fiduciary, 0.25%[4]	181,570
	Total Short-Term Investments
	(Cost $181,570)	181,570
	TOTAL INVESTMENTS — 99.9%
	(Cost $295,190,895)	278,165,836
	Other Assets in Excess of Liabilities — 0.1%	352,912
	TOTAL NET ASSETS — 100.0%	$278,518,748

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,300,219, which represents 7.7% of total net assets of the Fund.
[2]	Illiquid security, represents 0.0% of Net Assets. The total value of these securities is $0.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $89,929
[4]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes

At July 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$30,448,063	$296,579,525

Gross unrealized appreciation	$4,921,188	$16,407,208
Gross unrealized depreciation	(1,962,356)	(34,820,897)
Net unrealized appreciation (depreciation) on investments	$2,958,832	$(18,413,689)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ assets carried at fair value:

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

Emerging Markets	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$43,515	$-	$-	$43,515
Brazil	2,174,828	-	-	2,174,828
Chile	345,109	-	-	345,109
China	1,517,965	8,918,193	-	10,436,158
Colombia	212,088	-	-	212,088
Czech Republic	-	17,063	-	17,063
Egypt	150,587	-	-	150,587
Greece	65,574	19,917	-	85,491
Hungary	-	31,405	-	31,405
India	345,480	2,577,874	-	2,923,354
Indonesia	133,827	699,290	-	833,117
Malaysia	188,848	597,158	-	786,006
Mexico	788,324	-	-	788,324
Peru	69,861	-	-	69,861
Philippines	257,454	161,007	-	418,461
Poland	113,020	204,221	-	317,241
Qatar	101,570	153,911	-	255,481
Russia	73,903	1,182,871	-	1,256,774
South Africa	405,274	1,635,621	-	2,040,895
South Korea	463,256	3,087,019	-	3,550,275
Taiwan	933,597	2,818,282	-	3,751,879
Thailand	32,229	891,828	-	924,057
Turkey	13,235	260,163	-	273,398
United Arab Emirates	102,414	72,687	-	175,101
Exchange-Traded Funds	487,222	-	-	487,222
Preferred Stocks
Brazil	543,502	-	-	543,502
South Korea	-	475,964	-	475,964
Warrants*	248	-	-	248
Short-Term Investments	39,491	-	-	39,491
Total Investments	$9,602,421	$23,804,474	$-	$33,406,895

International Small Cap	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Australia	$282,710	$21,302,685	$-	$21,585,395
Austria	551,691	2,879,088	-	3,430,779
Belgium	2,460,981	2,249,551	-	4,710,532
Denmark	3,119,622	1,060,578	-	4,180,200
Finland	2,890,430	-	-	2,890,430
France	1,542,388	9,375,997	-	10,918,385
Germany	4,152,425	10,451,171	-	14,603,596
Hong Kong	-	4,931,954	-	4,931,954
Ireland	1,062,059	561,119	-	1,623,178
Israel	282,550	3,946,989	-	4,229,539
Italy	712,079	8,642,864	-	9,354,943
Japan	-	86,507,454	-	86,507,454
Netherlands	2,207,049	4,581,008	-	6,788,057
New Zealand	-	2,848,217	-	2,848,217
Norway	-	7,308,559	-	7,308,559
Portugal	480,631	1,185,555	-	1,666,186
Singapore	923,071	4,131,361	89,929	5,144,361
Spain	-	5,301,209	-	5,301,209
Sweden	639,278	16,420,648	-	17,059,926
Switzerland	862,630	11,087,444	-	11,950,074
United Kingdom	18,475,877	29,824,825	-	48,300,702
International Bonds**	-	2,863	-	2,863
Preferred Stocks
Germany	240,037	1,381,585	-	1,621,622
Units***	-	1,026,105	-	1,026,105
Short-Term Investments	181,570	-	-	181,570
Total Investments	$41,067,078	$237,008,829	$89,929	$278,165,836

*	All warrants held in the Funds are Level 1 securities. For a detailed break-out by country, please refer to the Schedule of Investments.
**	All international bonds and units held in the International Small Cap Fund are level 2 securities. For a detailed break-out by country, please refer to the Schedule of Investments.
***	All units held in the Fund are level 2 securities.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

International Small Cap Fund
Balance as of October 31, 2018	$-
Transfers into Level 3 during the period	89,929
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Principal paydown	-
Balance as of July 31, 2019	$89,929

The Emerging Markets Fund held level 3 securities valued at zero at period end. There was no change in valuation from October 31, 2018.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2019:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	July 31, 2019	Methodologies	Input(1)	Increase in Input(2)
Emerging Markets Common Stock	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
International Small Cap Common Stock	$89,929	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

Note 5 – Plan of Reorganization

On April 8, 2019, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of each Fund referred to below (each an “Acquired Fund”), each a series of the Trust, into a corresponding newly organized series (each an “Acquiring Fund”) of Segall Bryant & Hamill Trust (“SBHT”), also listed below. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Acquired Fund	Acquiring Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Small Cap Fund
Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Fund

Each Acquiring Fund has the same investment objective and principal investment strategies, and similar investment restrictions as the corresponding Acquired Fund. Following the reorganizations, each Acquired Fund’s current investment advisor, Segall Bryant & Hamill, LLC (“SBH”), will continue to serve as investment advisor to each Acquiring Fund. Each Acquiring Fund will have the same portfolio management team as each corresponding Acquired Fund.

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by any of the Acquired Funds or their shareholders for federal tax purposes. SBH has agreed to bear the costs related to the reorganizations.

The Trust will call a shareholder meeting at which shareholders of each Acquired Fund will be asked to consider and vote on the Plan with respect to their Acquired Fund. If the reorganization of an Acquired Fund is approved by its respective shareholders, the reorganization of that Acquired Fund is expected to take effect in the third quarter of 2019.